Derivative Financial Instruments	12 Months Ended
Jan. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments

16	Derivative Financial Instruments

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Current liabilities
Forward exchange contracts	1,484	2,087	4,188

In order to mitigate exchange rate movements and to manage the inventory costing process, the Group has entered into forward currency contracts to purchase US dollars.